Summary of Significant Accounting Policies - Cumulative Effect of the Revenue Accounting Changes to Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Current Assets
Accounts Receivables	$ 195,472		$ 198,273
Current liabilities
Deferred Revenue	1,178		30,113
SHAREHOLDERS' EQUITY
Accumulated losses	$ (307,156)		$ (367,616)
Accounting Standards Update 2014-09 [Member]
Current Assets
Accounts Receivables		$ 213,680
Current liabilities
Deferred Revenue		2,658
SHAREHOLDERS' EQUITY
Accumulated losses		(324,754)
Accounting Standards Update 2014-09 [Member] | Adjustments [Member]
Current Assets
Accounts Receivables		15,407
Current liabilities
Deferred Revenue		27,455
SHAREHOLDERS' EQUITY
Accumulated losses		$ 42,862